MAX BERUEFFY

Senior Associate Counsel

(205) 268-3581 direct

(205) 268-3597 fax

(800) 866-3555 toll-free

max.berueffy@protective.com

March 31, 2016

VIA EDGAR AND E-MAIL

U.S. Securities and Exchange Commission

100 F Street, N.E.
Washington, DC 20549

RE:	Protective Life Insurance Company
Protective Variable Life Separate Account, No. 811-7337
Protective Strategic Objectives VUL, No. 333-206951
Post-Effective Amendment No. 1 to Registration Statement on Form N-6

Commissioners:

On behalf of Protective Life Insurance Company (“the Company”) and Protective Variable Life Separate Account (the “Account”), we are transmitting for filing with the Commission pursuant to the Securities Act of 1933 (the “Securities Act”), the Investment Company Act of 1940, and Rule 101(a) of Regulation S-T, a conformed electronic format copy of Post-Effective Amendment No. 1 to the Form N-6 registration statement for certain variable life policies (“Protective Strategic Objectives VUL”) being issued through the Account.

This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933. The prospectus describes a revised version of the Cost of Insurance Rates offered under the Protective Strategic Objectives VUL as of May 31, 2016.

If you have any questions, or require any additional information, please contact me at 205.268.3581. You may also contact Tom Bisset with Sutherland Asbill & Brennan at 202.383.0118.  We thank you for your assistance with this filing.

Very truly yours,

/s/ Max Berueffy

Max Berueffy
Senior Associate Counsel

cc:                                Thomas Bisset, Esq.

Sutherland Asbill & Brennan